Investments and Derivative Instruments (Carry Value of Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial Mortgage Loans Credit Quality
Avg Debt-Service Coverage Ratio	2.34
Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 4,935	$ 4,182
Avg Debt-Service Coverage Ratio	2.34	1.99
Greater than 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	137	422
Avg Debt-Service Coverage Ratio	0.89	1.67
65% - 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	1,717	1,779
Avg Debt-Service Coverage Ratio	2.27	1.57
Less than 65% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 3,081	$ 1,981
Avg Debt-Service Coverage Ratio	2.44	2.45